Other Assets and Liabilities - Schedule of Other Assets (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Customer acquisition costs		$ 30	$ 38
Prepayments for property, plant and equipment and intangibles		40	18
Other non-financial assets		10	11
Total other non-current assets		80	67
Other current assets
Advances to suppliers		18	7
Prepaid taxes		2	2
Current deferred costs for DBSS project, licenses	[1]	3	2
Current portion of deferred cost related to connection fees		3	2
Total other current assets		$ 26	$ 13

[1]	DBSS refers to Digital Business Support Systems